PRINCIPAL ACCOUNTING POLICIES - Assumptions used to calculate fair value of share options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	1.16%	1.35%	1.66%
Risk-free interest rate, maximum (as a percent)	1.66%	1.59%	1.75%
Expected life	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	48.00%	49.00%	49.00%
Volatility, maximum (as a percent)	51.00%	50.00%	52.00%
Fair value of options at grant date per share	$ 140.95	$ 109.93	$ 78.10
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	133.85	105.16	74.98
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 141.72	$ 112.76	$ 109.57
Qunar
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	0.22%
Risk-free interest rate, maximum (as a percent)	2.10%
Volatility, minimum (as a percent)	26.00%
Volatility, maximum (as a percent)	40.00%
Fair value of options at grant date per share	$ 19.99
Qunar | Minimum
Share-based compensation disclosures
Expected life	1 month 17 days
Qunar | Maximum
Share-based compensation disclosures
Expected life	6 years